RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Schedule of amount due from related parties
As of December 31, 2016 and 2017, amounts due from related parties were $13,419 and $15,224, respectively, and details are as follows:

		As of December 31,
	Note	2016	2017

Tianjin Yi Chuang Xin He Information Technology Co., Ltd., (“Yi Chuang Xin He”), a subsidiary of Eall, available-for-sale investee of the Company	(i)	10,082	10,759
Others		3,337	4,465

Total		$13,419	$15,224

(i)
The balance represents the loan to Yi Chuang Xin He. Yi Chuang Xin He is a subsidiary of Eall, which is an available-for-sale investee of the Company. In May 2016, the Company entered into agreements with Eall and Yi Chuang Xin He for a series of loan transactions, pursuant to which the Company made a loan amounting to RMB70 million to Yi Chuang Xin He. At the same time, Eall made a loan in US dollar to the Company amounting to RMB70 million ($10,692). Both of the loans are free of interest. The loan due from Yi Chuang Xin He is repayable on demand. The loan due to Eall is repayable 5 work days after Yi Chuang Xin He repays the loan to the Company. The Company recorded the loans as amount due from and amount due to related parties as the Company does not have the right to offset and does not intend on setting off the loans. As of December 31, 2017, both of the loans remained outstanding.

Schedule of amount due to related parties	Amounts due to related parties
		As of December 31,
		2016	2017

Eall	(i)	$10,692	$10,692
Others		222	7,054

Total		$10,914	$17,746

(i)	The balance represents the loan provided by Eall (see Note 20 (i)).

Schedule of transactions with related parties for amount due from related parties
	Years ended December 31,
	2015	2016	2017

Loan to Beautiful Bay Co., Ltd, substantially controlled by the majority shareholder of OPH which is controlled by the CEO of the Company	$4,775	$-	$-
Loan to Yi Chuang Xin He	-	10,542	-
Loan to Beijing Yunke Logistics Co., Ltd, a subsidiary of Eunke, cost method investee of the Company	-	-	8,591
Others	182	4,083	3,069

Total	$4,957	$14,625	$11,660

Schedule of transactions with related parties for amount due to related parties
	Years ended December 31,
	2015	2016	2017

Loan from Eall	$-	$10,692	$-
Others	152	413	333

Total	$152	$11,105	$333